Basis of Presentation and General Information (Tables)	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Schedule of Subsidiaries Ownership Interests [Table Text Block]
As of September 30, 2013, FreeSeas is the sole owner of all outstanding shares of the following subsidiaries:

Company	% Owned	M/V	Type	Dwt	Year Built/ Expected Year of Delivery	Date of Acquisition	Date of Disposal	Date of Contract Termination

Adventure Two S.A.	100%	Free Destiny	Handysize	25,240	1982	08/04/04	08/27/10	N/A
Adventure Three S.A.	100%	Free Envoy	Handysize	26,318	1984	09/29/04	05/13/11	N/A
Adventure Four S.A.	100%	Free Fighter	Handysize	38,905	1982	06/14/05	04/27/07	N/A
Adventure Five S.A.	100%	Free Goddess	Handysize	22,051	1995	10/30/07	N/A	N/A
Adventure Six S.A.	100%	Free Hero	Handysize	24,318	1995	07/03/07	N/A	N/A
Adventure Seven S.A.	100%	Free Knight	Handysize	24,111	1998	03/19/08	N/A	N/A
Adventure Eight S.A.	100%	Free Jupiter	Handymax	47,777	2002	09/05/07	N/A	N/A
Adventure Nine S.A.	100%	Free Impala	Handysize	24,111	1997	04/02/08	N/A	N/A
Adventure Ten S.A.	100%	Free Lady	Handymax	50,246	2003	07/07/08	11/08/11	N/A
Adventure Eleven S.A.	100%	Free Maverick	Handysize	23,994	1998	09/01/08	N/A	N/A
Adventure Twelve S.A.	100%	Free Neptune	Handysize	30,838	1996	08/25/09	N/A	N/A
Adventure Fourteen S.A.	100%	Hull 1	Handysize	33,600	2012	N/A	N/A	04/28/12
Adventure Fifteen S.A.	100%	Hull 2	Handysize	33,600	2012	N/A	N/A	06/04/12

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
During the nine months ended September 30, 2013 and 2012 the following charterers individually accounted for more than 10% of the Company’s voyage revenues:

Charterer	For the nine months ended September 30, 2013	For the nine months ended September 30, 2012
A	26.3%	27.6%
B	18.1%	12.3%
C	Less than 10%	Less than 10%
D	Less than 10%	Less than 10%